Schedule of Notes Payable (Details)(Paranthetical) - USD ($)		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025 [1]
Subsequent Events [Abstract]
Aggregate fair value acquistion	$ 759,776	$ 759,776
Debt acquired in acquisitions	$ 67,262

[1]	In connection with the acquisition of SWC on March 31, 2025, the Company acquired notes payable, which became convertible on that date, with an aggregate fair value of $